Appendix II: Board and Senior Management Compensation - Narrative (Details) - EUR (€)	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2018
PSP - First Cycle / 2018-2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares (shares)		491,570
PSP - Second Cycle / 2019-2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares (shares)		545,591
Directors | PSP - First Cycle / 2018-2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (if within median of performance)		15.00%
Delivery percent (if within third quartile of performance)		50.00%
Delivery percent (fulfillment of TSR objective)		50.00%
Delivery percent (free cash flow generation, maximum compliance)		50.00%
Shares delivered subject to retention period of one year (as a percent)		25.00%
Delivery percent (free cash flow generation, minimum compliance)		25.00%
Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrued fixed compensation		€ 7,966,605
Compensation total		19,221,735
In-kind compensation		95,256
Mr. Antonio Massanell Lavilla | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation total	€ 854,125
Benefits plan | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions		21,508
Pension plans | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions		€ 107,493